Risk/Return Summary - StrategicAdvisersCoreIncomeFund-PRO - StrategicAdvisersCoreIncomeFund-PRO - Strategic Advisers Core Income Fund	Jan. 02, 2024
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Strategic Advisers® Core Income Fund April 29, 2023 Prospectus
Strategy Narrative [Text Block]	Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, forward contracts, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure (including through hedging) and/or to create and adjust the fund's investment exposure.